Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 7. Subsequent Events

On July 19, 2017, in connection with the Company’s consummation of the Daré Transaction, the Company satisfied the initial funding requirement called for by the ADVA-Tec Agreement by securing at least $1.25 million in cash and the license for Ovaprene became effective.

On July 20, 2017, the Company and Cerulean announced, among other items, that on July 19, 2017 the Company completed the Daré Transaction. In connection with the Daré Transaction, all of the convertible promissory notes of Private Daré, in aggregate principal of, and accrued interest on, were converted into shares of common stock of Private Daré and all of the outstanding shares of common stock and stock options of Private Daré were exchanged for shares of common stock of Cerulean pursuant to the exchange ratio defined in the Daré Stock Purchase Agreement.

Effective as of July 20, 2017, Cerulean implemented a 1-for-10 reverse stock split of its common stock (the “Reverse Stock Split”), and changed its name from Cerulean Pharma Inc. to Daré Bioscience, Inc.

Note 7. Subsequent Events

The Company has evaluated subsequent events through March 31, 2017, the date on which the financial statements were available to be issued.

On March 19, 2017 the Company agreed to final terms of an exclusive worldwide license for the Ovaprene technology with ADVA-Tec, Inc. The agreement provides that the license agreement will become effective upon securing an investment of $1.25 million in net cash privately or via the closing of the public transaction with Cerulean described below.

On March 20, 2017, the Company and Cerulean Pharma Inc. (NASDAQ:CERU) announced that the two companies, together with the shareholders of the Company, have entered into a definitive stock purchase agreement under which the shareholders of the Company will become the majority owners of Cerulean. Upon closing, the Company will assume the excess cash remaining after Cerulean winds down its business which includes terminating existing agreements, contracts and leases, paying severance and bonuses due to executives and employees, and selling off the technology assets related to its business for cash. While the level of cash remaining cannot be predicted with certainty, the terms of the stock purchase agreement provide higher ownership interests to Cerulean shareholders if Cerulean has more cash at the closing. The stock purchase transaction and the sale of Cerulean assets must both be approved by Cerulean shareholders.